Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Security 12b Title	Common Stock
Trading Symbol	GPK
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001005011
Document Type	8-K
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	GRAPHIC PACKAGING INTERNATIONAL, LLC
Entity Incorporation State Country Code	DE
Entity File Number	033-80475
Entity Tax Identification Number	84-0772929
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	-240-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false